Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000009547 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000009547 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000009547 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
C000009547 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000009547 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000009549 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000009549 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000009549 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
C000009549 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000009549 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000009550 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000009550 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000009550 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
C000009550 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000009550 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.12%
C000009538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.02%
C000009538 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000009538 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000009538 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000009538 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000009538 [Member] | Private Export Funding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000009536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.02%
C000009536 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000009536 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000009536 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000009536 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000009536 [Member] | Private Export Funding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000009537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.02%
C000009537 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000009537 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000009537 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000009537 [Member] | Freddie Mac [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000009537 [Member] | Private Export Funding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000009531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.38%
C000009531 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000009531 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000009531 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000009531 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000009533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.38%
C000009533 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000009533 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000009533 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000009533 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000009534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.38%
C000009534 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000009534 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000009534 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000009534 [Member] | SBA Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000009543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.97%
C000009543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000009543 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000009543 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000009545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.97%
C000009545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000009545 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000009545 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000009546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.97%
C000009546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000009546 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000009546 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000009527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000009527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.94%
C000009527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000009527 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
C000009527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.33%
C000009529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000009529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.94%
C000009529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000009529 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
C000009529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.33%
C000009530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000009530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.94%
C000009530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000009530 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
C000009530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.33%
C000009539 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000009539 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
C000009539 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
C000009539 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000009539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009541 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000009541 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
C000009541 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
C000009541 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000009541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009542 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000009542 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
C000009542 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
C000009542 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000009542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%